Exploration and Evaluation Expenditures (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of exploration and evaluation expenditures [line Items]
Exploration and evaluation expenditures excluding depreciation	$ 5,499	$ 1,802	$ 7,246
Total exploration and evaluation expenditures	8,723	2,428	7,650
Prairie Creek Mine Property [Member]
Disclosure of exploration and evaluation expenditures [line Items]
Camp operation and project development	916	470	2,106
Diamond drilling	0	0	3,102
Mine planning and feasibility studies	3,162	331	1,045
Permitting and environmental	1,421	1,001	993
Depreciation - mining plant and equipment	43	55	71
Exploration and evaluation expenditures (inception to date), beginning of period	78,508	76,651	69,334
Total exploration and evaluation expenditures	5,542	1,857	7,317
Exploration and evaluation expenditures (inception to date), end of period	84,050	78,508	76,651
Central Newfoundland properties [Member]
Disclosure of exploration and evaluation expenditures [line Items]
Geology	741	370	428
Diamond drilling	2,440	201	(95)
Exploration and evaluation expenditures (inception to date), beginning of period	4,167	3,596	3,263
Total exploration and evaluation expenditures	3,181	571	333
Exploration and evaluation expenditures (inception to date), end of period	$ 7,348	$ 4,167	$ 3,596